Average Annual Total Returns - Calvert International Responsible Index Fund	MSCI World ex USA Index One Year	MSCI World ex USA Index Five Years	MSCI World ex USA Index Life of Fund	Calvert International Responsible Index One Year	Calvert International Responsible Index Five Years	Calvert International Responsible Index Life of Fund	Class A One Year	Class A Five Years	Class A Life of Fund	Class A Inception Date	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Five Years	Class A After Taxes on Distributions Life of Fund	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Five Years	Class A After Taxes on Distributions and Sales Life of Fund	Class I One Year	Class I Five Years	Class I Life of Fund	Class I Inception Date	Class R6 One Year	Class R6 Five Years	Class R6 Life of Fund	Class R6 Inception Date
Total	17.94%	8.45%	5.83%	20.34%	9.58%	6.48%	13.98%	8.04%	5.50%	Oct. 30, 2015	13.71%	7.84%	5.23%	8.83%	6.51%	4.45%	19.99%	9.37%	6.44%	Oct. 30, 2015	20.00%	9.39%	6.45%	Feb. 01, 2019